Share Based Payment - Additional Information (Details) SFr / shares in Units, SFr in Thousands	12 Months Ended
	Dec. 31, 2022 CHF (SFr) shares SFr / shares	Dec. 31, 2021 CHF (SFr) shares SFr / shares	Dec. 31, 2020 CHF (SFr) shares SFr / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares, granted | shares	550,468	298,972	406,141
Vesting period	4 years	4 years	4 years
Total expense recognized for share options granted | SFr	SFr 804	SFr 328	SFr 328
Reserve for share-based payment | SFr	SFr 2,771	SFr 1,967	SFr 1,640
Weighted average fair value at grant date per share	SFr 3.41	SFr 2.70	SFr 2.40
Bottom of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise prices of the outstanding awards	2.11	2.11	2.11
Top of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise prices of the outstanding awards	SFr 3.41	SFr 2.70	SFr 2.47